Property, plant and equipment (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	$ 2,624
Balance at end of period	2,339
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	1,490
Balance at end of period	1,339
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	885
Balance at end of period	753
Land and Building
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	249
Balance at end of period	247
Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	5,179
Additions (depreciation)	266
Effects of foreign exchange	69
Balance at end of period	5,514
Costs | Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	2,983
Additions (depreciation)	245
Effects of foreign exchange	40
Balance at end of period	3,268
Costs | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	1,864
Additions (depreciation)	21
Effects of foreign exchange	22
Balance at end of period	1,907
Costs | Land and Building
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	332
Additions (depreciation)	0
Effects of foreign exchange	7
Balance at end of period	339
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(2,555)
Additions (depreciation)	(577)
Effects of foreign exchange	(43)
Balance at end of period	(3,175)
Accumulated depreciation | Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(1,493)
Additions (depreciation)	(409)
Effects of foreign exchange	(27)
Balance at end of period	(1,929)
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(979)
Additions (depreciation)	(162)
Effects of foreign exchange	(13)
Balance at end of period	(1,154)
Accumulated depreciation | Land and Building
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(83)
Additions (depreciation)	(6)
Effects of foreign exchange	(3)
Balance at end of period	$ (92)